Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 5
Entity Central Index Key	0001090155
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PGIM Target Date 2015 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R3
Trading Symbol	PDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R3	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.97%	4.59%	4.92% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date Income Fund - Class R1 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R1
Trading Symbol	PDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.45%	3.80%	4.07% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short- Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2040 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R4
Trading Symbol	PDHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.93%	8.66%	8.66% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date Income Fund - Class R5 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R5
Trading Symbol	PDAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.08%	4.42%	4.69% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2025 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R6
Trading Symbol	PDEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.67%	6.11%	6.38% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2030 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R4
Trading Symbol	PDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.33%	6.83%	7.12% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023
:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R2
Trading Symbol	PDKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.37%	9.49%	9.26% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R1
Trading Symbol	PDDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.22%	4.73%	5.02% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2035 FUND CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R6
Trading Symbol	PDGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852.
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.13%	8.25%	8.30% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2035 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R2
Trading Symbol	PDGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.65%	7.71%	7.77% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2055 Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R6
Trading Symbol	PDKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.89%	10.02%	9.80% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R6
Trading Symbol	PDOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852.
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R6	15.43%	9.57% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2045 Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R6
Trading Symbol	PDIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.01%	9.49%	9.35% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Diversified Growth Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class C
Trading Symbol	TBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$251	2.22%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	24.80%	15.84%	13.07%
Class C without sales charges	25.80%	15.84%	13.07%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 338,719,968
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 2,146,064
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]
Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2050 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R4
Trading Symbol	PDJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.53%	9.59%	9.27% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One
2050
Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Rising Dividend Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class C
Trading Symbol	PJDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$221	2.02%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.91%	10.20%	9.08%
Class C without sales charges	18.91%	10.20%	9.08%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 60,795,475
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 637,698
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2045 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R2
Trading Symbol	PDIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	13.47%	8.94%	8.80% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2060 Fund - Class R4 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R4
Trading Symbol	PDLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.71%	9.91%	9.53% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R2
Trading Symbol	PDODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R2	14.26%	8.91% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2025 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R2
Trading Symbol	PDEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.19%	5.59%	5.85% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the
Fund’s
name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Diversified Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class A
Trading Symbol	TBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.13%	15.69%	13.44%
Class A without sales charges	27.12%	17.00%	14.08%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 338,719,968
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 2,146,064
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net a
sse
ts from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net a
sse
ts from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2055 Fund - Class R5 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R5
Trading Symbol	PDKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.75%	9.87%	9.64% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of
certain
changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Rising Dividend Fund Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class A
Trading Symbol	PJDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.25%	9.78%	9.27%
Class A without sales charges	19.84%	11.03%	9.89%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 60,795,475
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 637,698
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R1
Trading Symbol	PDKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	14.00%	9.21%	8.98% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2050 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R3
Trading Symbol	PDJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.72%	9.52%	9.22% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND
THIS
YEAR?
The following is a summary of certain
changes
to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2045 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R5
Trading Symbol	PDIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.80%	9.33%	9.18% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R1
Trading Symbol	PDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R1	14.21%	8.69% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2060 Fund - Class R3 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R3
Trading Symbol	PDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.55%	9.78%	9.42% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Rising Dividend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class R6
Trading Symbol	PJDQX
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$117	1.06%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.13%	11.33%	11.02% (9/27/2017)
S&P 500 Index	22.15%	15.00%	14.12%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 60,795,475
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 637,698
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/202 4 ?
Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
24
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
For the year ended July 31, 2024, the Class R6 Shares Total annual Fund operating expenses after waivers and/or expense reimbursement increased from the prior year ended July 31, 2023 from 0.89% to 1.06% primarily due to a decrease in net assets.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended July 31, 2024, the Class R6 Shares Total annual Fund operating expenses after waivers and/or expense reimbursement increased from the prior year ended July 31, 2023 from 0.89% to 1.06% primarily due to a decrease in net assets.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2040 Fund CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R3
Trading Symbol	PDHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	12.93%	8.57%	8.56% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R5
Trading Symbol	PDOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R5	14.98%	9.36% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2025 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R5
Trading Symbol	PDEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.54%	5.97%	6.20% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2025 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R1
Trading Symbol	PDEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.86%	5.33%	5.58% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and
subadvisory
fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and
subadvisory
fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2045 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R1
Trading Symbol	PDIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	13.12%	8.67%	8.52% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees
.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees
.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2015 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R6
Trading Symbol	PDCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R6	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.42%	4.94%	5.28% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Strategies [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R4
Trading Symbol	PDDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.80%	5.26%	5.56% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2015 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R2
Trading Symbol	PDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R2	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.83%	4.42%	4.76% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date Income Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R4
Trading Symbol	PDAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.97%	4.29%	4.58% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Pgim Target Date 2035 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R5
Trading Symbol	PDGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	12.08%	8.10%	8.15% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2035 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R1
Trading Symbol	PDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.50%	7.46%	7.52% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2030 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R3
Trading Symbol	PDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.34%	6.73%	7.04% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2060 Fund - Class R2 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R2
Trading Symbol	PDLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.40%	9.63%	9.25% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2045 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R4
Trading Symbol	PDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	13.73%	9.21%	9.06% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2060 Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R6
Trading Symbol	PDLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	15.02%	10.18%	9.80% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2055 Fund - Class R4 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R4
Trading Symbol	PDKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.59%	9.74%	9.52% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2050 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R6
Trading Symbol	PDJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.81%	9.85%	9.58% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually
reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually
reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R4
Trading Symbol	PDOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R4	14.87%	9.25% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2050 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R2
Trading Symbol	PDJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.17%	9.30%	9.01% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023
:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM
Target
Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Diversified Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class R6
Trading Symbol	TBDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market
.  Equities generally posted solid results driven by
enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	27.33%	17.22%	16.48% (9/27/2017)
Russell 1000 Growth Index	26.94%	18.41%	17.85%
S&P 500 Index	22.15%	15.00%	14.12%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 338,719,968
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 2,146,064
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Effective September 27, 2024, the Fund’s contractual expense limitation will be lowered to 0.44% of average daily net assets for Class R6 shares. Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Effective September 27, 2024, the Fund’s contractual expense limitation will be lowered to 0.44% of average daily net assets for Class R6 shares. Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date Income Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R3
Trading Symbol	PDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.87%	4.21%	4.48% (1 2/13/2016 )
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF
7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE
ANY
CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective
December 11, 2023
, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023 , the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2030 FUND CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R2
Trading Symbol	PDFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.15%	6.56%	6.89% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/ 2024 ?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R6
Trading Symbol	PDDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.99%	5.52%	5.77% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2025 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R4
Trading Symbol	PDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.44%	5.87%	6.11% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Pgim Target Date 2035 Fund Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R4
Trading Symbol	PDGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.24%	8.04%	8.09% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R3
Trading Symbol	PDDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	8.61%	5.14%	5.44% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2030 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R6
Trading Symbol	PDFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.65%	7.09%	7.42% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2015 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R5
Trading Symbol	PDCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R5	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.28%	4.79%	5.14% ( 12/13/2016 )
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheet
s
or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2040 Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R6
Trading Symbol	PDHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.25%	8.93%	8.93% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2040 Fund Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R2
Trading Symbol	PDHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.70%	8.39%	8.38% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2015 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R1
Trading Symbol	PDCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R1	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.58%	4.16%	4.51% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	T he returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM 60/40 Allocation Fund Class R6
Shareholder Report [Line Items]
Fund Name	PGIM 60/40 Allocation Fund
Class Name	Class R6
Trading Symbol	PALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equity and bond markets rallied during the reporting period as several bullish developments took hold, including continued strength in the
US economy, strong corporate earnings—mainly driven by the largest technology companies and optimism regarding the future of artificial intelligence—an easing of inflation, and signals from the US Federal Reserve that its next move would be an interest rate cut.
■
The Fund’s outperformance relative to its Index was driven by strong returns from equity and bond components during the reporting period.
■
Within equities, growth and quality factors among US large-cap holdings, particularly in the industrials sector, were the strongest contributors to the Fund’s performance relative to its Index during the reporting period, more than offsetting negative contributions from value factors. Within bonds, sector allocation added value, as did industry, issue-specific, and duration positioning. Yield curve positioning detracted from the
Fund’s performance.
■
Derivative positioning detracted, mainly due to the underperformance of the Fund’s US Treasury futures during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.67%	9.04%	8.90% (9/13/2017)
Custom Benchmark Index	15.16%	9.16%	9.10%
S&P 500 Index	22.15%	15.00%	14.27%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.02%

Performance Inception Date	Sep. 13, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 112,240,267
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 112,240,267
Number of fund holdings	3
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	18%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	60.2%
Affiliated Mutual Funds - Fixed Income	39.7%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2060 Fund - Class R5 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R5
Trading Symbol	PDLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.73%	10.00%	9.63% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2065 Fund Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R3
Trading Symbol	PDOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R3	14.64%	9.11% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 675,339
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Diversified Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class Z
Trading Symbol	TBDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheet s . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	27.33%	17.22%	16.48% ( 9/27/2017 )
Russell 1000 Growth Index	26.94%	18.41%	17.85%
S&P 500 Index	22.15%	15.00%	14.12%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 338,719,968
Holdings Count | Holdings	81
Advisory Fees Paid, Amount	$ 2,146,064
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;
0.65% on next $500 million of average daily net assets;
0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;
0.65% on next $500 million of average daily net assets;
0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R3
Trading Symbol	PDKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.48%	9.64%	9.41% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,306,299
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2060 Fund - Class R1 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R1
Trading Symbol	PDLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	14.12%	9.35%	8.98% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 8,415,356
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2050 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R5
Trading Symbol	PDJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.52%	9.66%	9.39% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management
and
subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has n
o express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management
and
subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has n
o express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Jennison Rising Dividend Fund - Class Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class Z
Trading Symbol	PJDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$116	1.05%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	20.18%	11.28%	10.16%
S&P 500 Index	22.15%	15.00%	13.15%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 60,795,475
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 637,698
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:

■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at

(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2045 Fund Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R3
Trading Symbol	PDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	13.61%	9.09%	8.95% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 26,539,154
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2050 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R1
Trading Symbol	PDJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	13.95%	9.02%	8.75% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 15,478,640
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s
management
and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions  replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of
Prudential Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s
management
and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions  replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of
Prudential Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2015 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2015 Fund
Class Name	Class R4
Trading Symbol	PDCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R4	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.08%	4.68%	5.01% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Description [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,915,202
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date Income Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R6
Trading Symbol	PDAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.22%	4.57%	4.86% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2035 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R3
Trading Symbol	PDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.88%	7.87%	7.94% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 42,061,016
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM TARGET DATE 2030 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R1
Trading Symbol	PDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.83%	6.29%	6.61% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7 /31/2024?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDING
S AS
OF 7/31/
2024
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2030 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R5
Trading Symbol	PDFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.51%	6.95%	7.26% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 54,339,162
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2040 Fund Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R5
Trading Symbol	PDHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.03%	8.78%	8.77% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R5
Trading Symbol	PDDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.91%	5.36%	5.66% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2040 Fund Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R1
Trading Symbol	PDHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	12.38%	8.12%	8.11% ( 12/13/2016 )
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 40,911,728
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at
(800) 225-1852
.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2025 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R3
Trading Symbol	PDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at
(800) 225-1852
.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.34%	5.75%	6.00% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 48,151,037
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%

Holdings [Text Block]
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date 2020 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R2
Trading Symbol	PDDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	8.47%	4.98%	5.27% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 35,485,417
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
PGIM Target Date Income Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R2
Trading Symbol	PDAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.71%	4.07%	4.33% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 17,554,506
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
Material Fund Change Expenses [Text Block]
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.

Material Fund Change Adviser [Text Block]
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets